IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Wholesale Rankings of 22 Grade Internal Risk Ratings with Ratings Used by S&P and Moody's	The following table aligns the relative rankings of our
22-grade
internal risk ratings with the external ratings used by S&P and Moody’s.

Internal ratings map*	Table 39

Ratings	PD Bands
	Business and Bank	Sovereign	BRR	S&P	Moody’s	Description
1	0.0000% – 0.0500%	0.0000% – 0.0150%	1+	AAA	Aaa	Investment Grade
2	0.0000% – 0.0500%	0.0151% – 0.0250%	1H	AA+	Aa1
3	0.0000% – 0.0500%	0.0251% – 0.0350%	1M	AA	Aa2
4	0.0000% – 0.0500%	0.0351% – 0.0450%	1L	AA-	Aa3
5	0.0000% – 0.0550%	0.0451% – 0.0550%	2+H	A+	A1
6	0.0551% – 0.0650%		2+M	A	A2
7	0.0651% – 0.0750%		2+L	A-	A3
8	0.0751% – 0.0850%		2H	BBB+	Baa1
9	0.0851% – 0.1030%		2M	BBB	Baa2
10	0.1031% – 0.1775%		2L	BBB-	Baa3
11	0.1776% – 0.3470%		2-H	BB+	Ba1	Non-investment Grade
12	0.3471% – 0.6460%		2-M	BB	Ba2
13	0.6461% – 1.0620%		2-L	BB-	Ba3
14	1.0621% – 1.5520%		3+H	B+	B1
15	1.5521% – 2.2165%		3+M	B	B2
16	2.2166% – 4.5070%		3+L	B-	B3
17	4.5071% – 7.1660%		3H	CCC+	Caa1
18	7.1661% – 13.1760%		3M	CCC	Caa2
19	13.1761% – 24.9670%		3L	CCC-	Caa3
20	24.9671% – 99.9990%		4	CC	Ca
21	100%		5	D	C	Impaired
22	100%		6	D	C

*	This table represents an integral part of our 2025 Annual Consolidated Financial Statements.

Summary of Retail PD Bands to Various Risk Levels	The following table maps PD bands to various summarized risk levels for retail exposures:

Internal ratings map*	Table 40

PD bands	Description
0.050% – 3.965%	Low risk
3.966% – 7.428%	Medium risk
7.429% – 99.99%	High risk
100%	Impaired/Default

*	This table represents an integral part of our 2025 Annual Consolidated Financial Statements.

Summary of Market Risk VaR and Market Risk SVaR
Market risk measures – FVTPL positions

Market risk measures*	Table 48

	October 31, 2025				October 31, 2024
		For the year ended				For the year ended

(Millions of Canadian dollars)	As at	Average	High	Low	As at	Average	High	Low
Equity	$17	$16	$30	$11	$23	$14	$26	$6
Foreign exchange	5	4	13	2	6	5	10	2
Commodities	8	7	11	3	11	6	11	4
Interest rate (1)	33	23	33	17	23	30	44	19
Credit specific (2)	5	7	10	5	8	8	9	7
Diversification (3)	(38)	(32)	n.m.	n.m.	(37)	(34)	n.m.	n.m.
Trading VaR	$30	$25	$35	$18	$34	$29	$41	$20
Total VaR	$40	$36	$56	$22	$34	$70	$138	$26

*	This table represents an integral part of our 2025 Annual Consolidated Financial Statements.
(1)	General credit spread risk and funding spread risk associated with uncollateralized derivatives are included under interest rate VaR.
(2)	Credit specific risk captures issuer-specific credit spread volatility.
(3)	Trading VaR is less than the sum of the individual risk factor VaR results due to risk factor diversification.
n.m.	not meaningful

Summary of Market Risk Structural Interest Rate Sensitivities Measures	The following table shows the potential
before-tax
impact of an immediate and sustained 100 bps increase or decrease in interest rates on projected EVE and
12-month
NII, assuming no subsequent hedging. Interest rate risk measures are based on current on and off-balance
sheet positions which can change over time in response to business activity and management actions.

2	IRRBB positions include the impact of derivatives in hedge accounting relationships, FVOCI securities used for interest rate risk management and economic hedges.

Market risk – IRRBB measures*	Table 49

	October 31 2025						October 31 2024
	EVE risk			NII risk (1)

(Millions of Canadian dollars)	Canadian dollar impact (2)	U.S. dollar and other impact (2)	Total	Canadian dollar impact (2)	U.S. dollar and other impact (2)	Total	EVE risk	NII risk (1)
Before-tax impact of:
100 bps increase in rates	$(2,228)	$(420)	$(2,648)	$105	$92	$197	$(2,076)	$400
100 bps decrease in rates	2,037	(105)	1,932	(210)	(163)	(373)	1,663	(502)

*	This table represents an integral part of our 2025 Annual Consolidated Financial Statements.
(1)	Represents the 12-month NII exposure to an instantaneous and sustained shift in interest rates.
(2)	Effective the third quarter of 2025, EVE and NII risk for currencies other than the Canadian and U.S. dollar are presented within the U.S. dollar and other impact category. Previously, the impact of other currencies was presented in the Canadian dollar impact category.

Summary of Long-Term Funding Sources

Long-term funding sources* (1)	Table 5 3

	As at
(Millions of Canadian dollars)	October 31 2025	October 31 2024
Unsecured long-term funding	$169,621	$150,682
Secured long-term funding	76,550	83,353
Subordinated debentures	13,941	13,714
	$260,112	$247,749

*	This table represents an integral part of our 2025 Annual Consolidated Financial Statements.
(1)	Based on original term to maturity greater than 1 year.

Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis

Contractual maturities of financial liabilities and off-balance sheet items – undiscounted basis*	Table 61

	As at October 31, 2025
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$673,197	$572,391	$87,107	$114,183	$72,916	$1,519,794
Other
Obligations related to securities sold short	–	49,241	650	–	–	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	23,020	264,838	1,672	–	–	289,530
Other liabilities	1,842	57,701	1,010	2,503	21,082	84,138
Lease liabilities	–	694	799	1,947	1,877	5,317
Subordinated debentures	–	2,091	–	–	11,880	13,971
	698,059	946,956	91,238	118,633	107,755	1,962,641
Off-balance sheet items
Financial guarantees (2)	$26,806	$1,772	$240	$110	$–	$28,928
Other commitments (3)	–	68	63	162	213	506
Commitments to extend credit (2)	4,206	134,908	61,746	207,249	11,814	419,923
	31,012	136,748	62,049	207,521	12,027	449,357
Total financial liabilities and off-balance sheet items	$729,071	$1,083,704	$153,287	$326,154	$119,782	$2,411,998

	As at October 31, 2024
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$585,524	$560,583	$79,909	$127,421	$58,193	$1,411,630
Other
Obligations related to securities sold short	–	35,326	–	–	–	35,326
Obligations related to assets sold under repurchase agreements and securities loaned	22,336	282,478	466	–	–	305,280
Other liabilities	563	51,216	382	742	15,011	67,914
Lease liabilities	–	709	631	1,566	1,767	4,673
Subordinated debentures	–	–	2,026	–	11,530	13,556
	608,423	930,312	83,414	129,729	86,501	1,838,379
Off-balance sheet items
Financial guarantees (2)	$25,553	$1,485	$10	$174	$–	$27,222
Other commitments (3)	–	77	70	179	260	586
Commitments to extend credit (2)	3,081	121,652	54,443	190,073	9,718	378,967
	28,634	123,214	54,523	190,426	9,978	406,775
Total financial liabilities and off-balance sheet items	$637,057	$1,053,526	$137,937	$320,155	$96,479	$2,245,154

*	This table represents an integral part of our 2025 Annual Consolidated Financial Statements.
(1)	A major portion of relationship-based deposits are repayable on demand or at short notice on a contractual basis while, in practice, these customer balances form a core base for our operations and liquidity needs, as explained in the preceding Deposit and funding profile.
(2)	We believe that it is highly unlikely that all or substantially all of these guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled. The management of the liquidity risk associated with potential extensions of funds is outlined in the preceding Risk measurement and internal liquidity reporting section.
(3)	Includes commitments related to short-term and low-dollar value leases, leases not yet commenced, and lease payments related to non-recoverable tax.